NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Depreciation	$ 39,902	$ 39,748	$ 53,048	$ 52,446
Leasehold Improvement [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total Cost
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years
Appliances [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years